UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22704

CAMBRIA ETF TRUST

(Exact name of Registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

Wilmington, DE 19808

 (Name and address of agent for service)

With a Copy to:

John McGuire

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.6%
Communications Services — 3.4%
CBS, Cl B	16,506	$816,387
Gannett	144,963	1,607,640
Interpublic Group of	58,950	1,341,112
		3,765,139
Consumer Discretionary — 23.3%
Abercrombie & Fitch, Cl A	32,797	710,711
Best Buy	20,665	1,224,195
BJ's Restaurants	31,549	1,572,087
Buckle	66,178	1,149,512
Deckers Outdoor*	7,383	948,346
Dillard's, Cl A	8,126	542,735
Dollar General	8,316	959,916
Express*	80,388	426,056
Foot Locker	16,304	911,230
GameStop, Cl A	74,036	839,568
Gap	35,028	891,112
Gentex	58,865	1,246,761
Group 1 Automotive	12,360	754,331
Guess?	54,059	1,054,691
Home Depot	11,438	2,099,216
Kohl's	19,309	1,326,335
Lear	6,414	987,307
Lowe's	19,530	1,878,005
O'Reilly Automotive*	6,412	2,209,960
Shoe Carnival	23,562	868,967
Signet Jewelers	29,786	725,587
Six Flags Entertainment	23,256	1,432,337
Target	11,247	821,031
Visteon*	6,773	520,776
		26,100,772
Consumer Staples — 1.5%
Universal	13,164	759,563
Walgreens Boots Alliance	12,709	918,352
		1,677,915
Energy — 5.1%
Arch Coal	14,232	1,254,266
CNX Resources*	50,375	611,553
ConocoPhillips	11,592	784,662
Exxon Mobil	13,160	964,365
Renewable Energy Group*	32,634	943,123

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Valero Energy	13,871	$1,218,151
		5,776,120
Financials — 29.1%
Aflac	30,014	1,431,668
Allstate	17,945	1,576,827
American International Group	17,137	740,832
Ameriprise Financial	9,457	1,197,256
Assured Guaranty	37,745	1,530,937
CIT Group	21,026	971,191
Citizens Financial Group	34,296	1,163,320
Discover Financial Services	20,191	1,362,691
Federated Investors, Cl B	37,862	989,334
Fifth Third Bancorp	44,982	1,206,417
Franklin Resources	32,017	948,024
JPMorgan Chase	9,821	1,016,474
Lincoln National	15,467	904,665
M&T Bank	6,581	1,082,838
MetLife	14,742	673,267
New York Community Bancorp	113,546	1,319,405
Old Republic International	62,818	1,265,783
PNC Financial Services Group	7,495	919,412
Reinsurance Group of America, Cl A	6,735	972,871
SunTrust Banks	26,177	1,555,437
Synchrony Financial	44,206	1,327,948
Synovus Financial	20,569	728,554
Travelers	11,724	1,471,831
Trustmark	33,194	1,046,607
Unum Group	28,161	978,876
US Bancorp	15,236	779,474
Voya Financial	26,380	1,224,823
Waddell & Reed Financial, Cl A	74,103	1,268,643
Wells Fargo	20,395	997,519
		32,652,924
Health Care — 2.4%
CVS Health	4,608	302,054
Mallinckrodt PLC*	30,429	665,178
McKesson	6,031	773,476
Patterson	44,757	997,633
		2,738,341
Industrials — 15.0%
Boeing	3,318	1,279,487
Cummins	9,672	1,422,848
Delta Air Lines	21,762	1,075,696
Eaton	21,053	1,605,291

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
FTI Consulting*	30,097	$2,056,227
Huntington Ingalls Industries	3,794	783,271
ManpowerGroup	12,035	951,126
Regal Beloit	13,404	1,028,891
Robert Half International	16,254	1,047,246
Southwest Airlines	30,014	1,703,594
Spirit AeroSystems Holdings, Cl A	13,671	1,140,162
United Continental Holdings*	23,985	2,093,171
Wabash National	44,396	618,880
		16,805,890
Information Technology — 12.6%
Apple	11,079	1,843,989
Applied Materials	23,192	906,343
Avnet	33,990	1,400,388
Corning	45,531	1,514,361
Hewlett Packard Enterprise	77,381	1,206,370
HP	38,270	843,088
Intel	20,439	963,086
Nanometrics*	24,381	745,815
Sanmina*	40,077	1,251,204
Texas Instruments	21,231	2,137,537
Xerox	45,059	1,271,114
		14,083,295
Materials — 5.7%
Eastman Chemical	9,702	782,175
Kaiser Aluminum	8,282	831,264
LyondellBasell Industries, Cl A	8,161	709,762
Nucor	17,371	1,063,800
Steel Dynamics	24,855	909,445
Warrior Met Coal	46,909	1,347,696
Worthington Industries	18,870	711,965
		6,356,107
Real Estate — 0.5%
Realogy Holdings	32,093	569,651

Total Common Stock
(Cost $105,232,839)		110,526,154

Total Investments - 98.6%
(Cost $105,232,839)		$110,526,154
Other Assets and Liabilities - 1.4%		1,538,617
Net Assets - 100.0%		$112,064,771

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

As of January 31, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-1200

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.9%
Australia — 11.8%
AGL Energy	18,832	$293,217
Alumina	118,440	209,208
Bendigo & Adelaide Bank	35,552	278,584
BHP Group	10,736	271,812
BlueScope Steel	11,022	99,748
Crown Resorts	22,031	191,370
Fortescue Metals Group	52,184	214,318
JB Hi-Fi	16,720	271,879
Qantas Airways	53,048	209,769
QBE Insurance Group	33,374	260,304
South32	78,085	200,362
Wesfarmers	11,572	270,939
Whitehaven Coal	67,958	244,523
		3,016,033
Belgium — 1.2%
Ageas	6,440	299,123

Canada — 11.6%
Ensign Energy Services	37,400	143,458
Genworth MI Canada	8,442	287,257
Great-West Lifeco	7,711	165,494
IGM Financial	5,266	135,382
Imperial Oil	11,000	312,097
Labrador Iron Ore Royalty	12,860	296,946
Magna International	6,688	353,958
Methanex	4,400	239,766
Norbord	6,600	190,875
Sun Life Financial	8,800	317,455
Suncor Energy	8,800	283,834
TFI International	8,434	248,280
		2,974,802
Denmark — 1.8%
Novo Nordisk, Cl B	4,681	218,319
Pandora	2,469	106,900
Spar Nord Bank	17,666	149,239
		474,458
France — 5.8%
AXA	7,977	184,846
BNP Paribas	5,023	235,520
Casino Guichard Perrachon	4,044	199,083
Engie	13,808	221,027

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Metropole Television	12,169	$185,947
Natixis	46,640	238,733
Neopost	8,448	211,957
		1,477,113
Germany — 2.2%
Freenet	9,564	203,394
Muenchener Rueckversicherungs	1,591	354,195
		557,589
Hong Kong — 5.5%
Hang Lung Properties	104,162	226,983
Shandong Chenming Paper Holdings, Cl H	280,500	162,999
Shanghai Industrial Holdings	80,842	169,779
Shimao Property Holdings	176,000	497,913
Shougang Fushan Resources Group	1,628,000	344,390
		1,402,064
Italy — 3.2%
Eni	20,856	353,445
Saras	95,024	202,301
Societa Cattolica di Assicurazioni SC	28,028	258,571
		814,317
Japan — 16.8%
Astellas Pharma	13,200	195,046
Bridgestone	6,600	253,760
JFE Holdings	19,800	348,011
KDDI	13,200	329,985
Kobe Steel	35,200	281,148
Mitsui	13,200	214,799
Mixi	4,400	111,207
NGK Spark Plug	13,200	283,329
Nippon Telegraph & Telephone	6,600	283,026
NTT DOCOMO	11,370	271,972
Showa Shell Sekiyu	15,400	229,038
Sompo Holdings	6,600	247,580
Sumitomo Osaka Cement	8,800	389,405
Tokio Marine Holdings	6,600	321,865
Toyo Kanetsu	11,000	233,583
Toyo Seikan Group Holdings	13,200	296,417
		4,290,171
Netherlands — 5.4%
Aegon	55,308	283,734
ASR Nederland	5,031	212,257
BinckBank	47,369	338,323
Koninklijke Ahold Delhaize	15,378	405,189

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Signify (A)	5,734	$142,223
		1,381,726

New Zealand — 0.7%
SKY Network Television	134,041	175,107

Norway — 3.2%
DNB	18,135	321,138
Subsea 7 *	24,706	280,456
Telenor	11,113	210,034
		811,628
Portugal — 1.1%
EDP - Energias de Portugal	75,764	276,634

Spain — 4.1%
Endesa	9,818	245,205
International Consolidated Airlines Group	63,432	535,915
Repsol	15,796	277,167
		1,058,287
Sweden — 2.4%
JM	9,586	193,344
Peab	25,330	210,796
Telia	51,441	223,880
		628,020
Switzerland — 2.3%
Swiss Re	2,937	281,104
Zurich Insurance Group	968	303,409
		584,513
United Kingdom — 19.8%
Anglo American	9,220	234,941
Centamin	111,826	172,631
Direct Line Insurance Group	40,138	177,255
Glencore	71,060	288,414
HSBC Holdings	29,850	250,136
Kingfisher	49,599	144,875
Legal & General Group	66,844	227,422
Lloyds Banking Group	400,444	304,103
Man Group	151,272	283,029
Pearson	20,434	242,818
Persimmon	11,308	352,249
Rio Tinto	5,990	328,989
Royal Dutch Shell, Cl B	10,582	328,731

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Royal Dutch Shell, Cl A	16,852	$522,217
Royal Mail	44,482	156,416
South32	120,663	307,027
Tate & Lyle	30,602	276,066
Taylor Wimpey	155,474	336,772
Vodafone Group	77,201	140,321
		5,074,412

Total Common Stock
(Cost $28,071,670)		25,295,997

Total Investments - 98.9%
(Cost $28,071,670)		$25,295,997
Other Assets and Liabilities - 1.1%		276,861
Net Assets - 100.0%		$25,572,858

Percentages based on Net Assets.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2019 was $142,223 and represents 0.6% of Net Assets.

*	Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-1100

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 93.7%
Austria — 0.1%
AMAG Austria Metall (A)	3,193	$117,681

Brazil — 9.0%
AMBEV	233,064	1,118,927
Banco do Brasil *	178,538	2,538,654
Banco Santander Brasil	317,651	4,186,632
Cia Siderurgica Nacional	409,521	1,145,294
Cosan	115,658	1,407,671
JBS	429,838	1,778,421
Vale *	128,100	1,598,089
		13,773,688
Czech Republic — 5.4%
CEZ	83,550	2,105,053
Fortuna Entertainment Group *(B) (C) (D)	279,736	362,654
Komercni Banka	46,615	1,876,668
PFNonwovens *	54,663	2,016,068
Philip Morris CR	3,059	1,968,256
		8,328,699
Greece — 8.2%
Alpha Bank AE *	30,335	30,312
Athens Water Supply & Sewage	144,305	883,665
Bank of Greece	78,204	1,190,511
FF Group *(B) (C)	25,407	—
Hellenic Petroleum	165,851	1,454,118
Hellenic Telecommunications Organization	75,322	944,036
Holding ADMIE IPTO	164,825	296,193
Intralot -Integrated Lottery Systems & Services *	538,251	285,245
JUMBO	64,171	1,048,865
Karelia Tobacco	5,502	1,574,393
Motor Oil Hellas Corinth Refineries	122,892	3,059,394
Mytilineos Holdings	91,770	863,426
National Bank of Greece *	3,765	4,212
OPAP	74,359	725,572
Piraeus Bank *	854	557
Public Power *	164,825	245,633
		12,606,132
Israel — 14.1%
Bank Hapoalim	307,197	2,077,922
Bank Leumi Le-Israel	354,578	2,339,892
Bezeq The Israeli Telecommunication	1,709,015	1,369,431

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Elbit Systems	17,443	$2,155,334
Israel Chemicals	481,338	2,787,122
Israel Discount Bank, Cl A	744,478	2,627,437
Mizrahi Tefahot Bank	112,576	2,090,584
Nice *	22,029	2,424,472
Teva Pharmaceutical Industries *	119,446	2,392,633
Tower Semiconductor *	83,414	1,244,321
		21,509,148
Italy — 5.4%
Atlantia	55,784	1,317,868
Enel	312,949	1,886,283
Eni	69,027	1,169,794
Intesa Sanpaolo	439,199	1,002,798
Saipem *	7,100	33,734
Telecom Italia *	1,225,775	681,867
UniCredit	21,973	253,715
Unipol Gruppo	230,223	1,053,523
UnipolSai	336,417	839,435
		8,239,017
Norway — 6.8%
Aker Solutions *	208,882	1,138,778
DNB	62,164	1,100,812
Equinor	47,119	1,077,140
Gjensidige Forsikring	47,627	820,517
Norsk Hydro	192,591	888,746
Petroleum Geo-Services *	278,803	627,922
Storebrand	205,887	1,575,531
Telenor	48,184	910,668
TGS Nopec Geophysical	49,754	1,475,403
Yara International	20,230	834,966
		10,450,483
Poland — 8.9%
Alior Bank *	28,619	442,078
Asseco Poland	35,407	456,570
Bank Millennium *	314,317	744,755
Bank Polska Kasa Opieki	12,967	385,276
CCC	12,138	583,031
Cyfrowy Polsat *	90,641	577,099
Energa *	83,939	228,654
Eurocash	67,343	364,178
Grupa Azoty	25,804	256,349
Grupa Lotos	77,171	1,928,031
ING Bank Slaski	16,016	823,518
KGHM Polska Miedz *	18,810	475,808

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
LPP	307	$690,305
Lubelski Wegiel Bogdanka *	24,896	375,874
mBank	4,705	567,522
Orange Polska *	219,334	329,967
PGE Polska Grupa Energetyczna *	100,295	319,551
Polski Koncern Naftowy ORLEN	35,264	991,871
Polskie Gornictwo Naftowe i Gazownictwo	410,220	840,850
Powszechna Kasa Oszczednosci Bank Polski	67,706	718,639
Powszechny Zaklad Ubezpieczen	48,849	586,072
Santander Bank Polska	6,554	658,147
Tauron Polska Energia *	474,012	301,797
		13,645,942
Portugal — 9.1%
Altri SGPS	67,991	562,655
Banco Comercial Portugues, Cl R *	66,433	18,325
Corticeira Amorim SGPS	431,053	4,810,474
CTT-Correios de Portugal	27,022	97,304
EDP - Energias de Portugal	430,422	1,571,585
Galp Energia SGPS	120,688	1,884,908
Jeronimo Martins SGPS	39,686	561,901
Mota-Engil SGPS *	78,472	173,350
Navigator	64,701	316,518
NOS SGPS	40,040	259,625
Pharol SGPS *	781,969	162,002
REN - Redes Energeticas Nacionais SGPS	98,756	296,380
Semapa-Sociedade de Investimento e Gestao	115,577	2,018,731
Sonae	932,330	972,700
Teixeira Duarte *	1,131,963	181,390
		13,887,848
Russia — 7.9%
Alrosa PJSC	1,615,152	2,435,206
Gazprom Neft PJSC	428,260	2,240,552
Gazprom PJSC	477,071	1,188,262
Rosneft PJSC	253,232	1,593,111
Sberbank of Russia PJSC	367,826	1,226,087
Severstal PJSC	106,134	1,621,153
Unipro PJSC	28,674,268	1,206,714
Uralkali *	377,853	506,463
		12,017,548
Singapore — 5.9%
CapitaLand	372,400	921,180
City Developments	119,700	817,147
ComfortDelGro	505,400	874,745

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Golden Agri-Resources	3,843,700	$728,082
Jardine Cycle & Carriage	26,600	746,310
Oversea-Chinese Banking	133,000	1,137,149
SATS	266,000	956,351
Sembcorp Industries	438,900	844,415
Singapore Airlines	133,000	953,387
United Overseas Bank	53,200	995,474
		8,974,240
Spain — 8.6%
Acciona	17,061	1,622,774
Banco Bilbao Vizcaya Argentaria	137,969	816,440
Banco Santander	191,661	906,456
CaixaBank	275,752	1,040,931
Enagas	45,246	1,316,980
Endesa	53,478	1,335,619
Ferrovial	60,789	1,361,659
Iberdrola	203,925	1,680,566
Mapfre	422,989	1,175,521
Naturgy Energy Group	66,399	1,850,602
		13,107,548
Turkey — 4.3%
Akbank T.A.S.	372,267	510,128
Eregli Demir ve Celik Fabrikalari	561,260	922,280
Haci Omer Sabanci Holding	333,165	604,213
KOC Holding	214,263	717,438
Petkim Petrokimya Holding	807,140	901,396
Turkiye Halk Bankasi	298,984	439,797
Turkiye Is Bankasi, Cl C	509,789	560,441
Turkiye Sise ve Cam Fabrikalari	871,752	1,145,654
Turkiye Vakiflar Bankasi TAO, Cl D	584,269	540,545
Yapi ve Kredi Bankasi *	827,526	312,325
		6,654,217

Total Common Stock
(Cost $154,981,038)		143,312,191

PREFERRED STOCK — 3.2% (E)
Brazil — 3.2%
Banco Bradesco*	210,593	2,613,358
Cia Energetica de Minas Gerais	291,028	1,105,160
Telefonica Brasil	89,717	1,197,719
Total Preferred Stock
(Cost $4,394,824)		4,916,237

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF ● January 31, 2019 (unaudited)

Description	Value
Total Investments - 96.9%
(Cost $159,375,862)	$148,228,428
Other Assets and Liabilities - 3.1%	4,734,106
Net Assets - 100.0%	$152,962,534

Percentages based on Net Assets.

Cl — Class
PJSC — Private Joint Stock Company

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2019 was $117,681 and represents 0.1% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of January 31, 2019 was $362,654 and represented 0.2% of Net Assets.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2019 was $362,654 and represented 0.2% of the Net Assets of the Fund

(E)	There is currently no rate available.

Amounts designated as “—” are either $0 or have been rounded to $0

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Austria	$117,681	$—	$—	$117,681
Brazil	13,773,688	—	—	13,773,688
Czech Republic	7,966,045	—	362,654	8,328,699
Greece	12,606,132	—	—	12,606,132
Israel	21,509,148	—	—	21,509,148
Italy	8,239,017	—	—	8,239,017
Norway	10,450,483	—	—	10,450,483
Poland	13,645,942	—	—	13,645,942
Portugal	13,887,848	—	—	13,887,848
Russia	12,017,548	—	—	12,017,548
Singapore	8,974,240	—	—	8,974,240
Spain	13,107,548	—	—	13,107,548
Turkey	6,654,217	—	—	6,654,217
Total Common Stock	142,949,537	—	362,654	143,312,191
Preferred Stock
Brazil	4,916,237	—	—	4,916,237
Total Preferred Stock	4,916,237	—	—	4,916,237
Total Investments in Securities	$147,865,774	$–	$362,654	$148,228,428

Amounts designated as “—” are either $0 or have been rounded to $0.

^

Included in Level 3 are two securities with total value of $362,654. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers between Level 1 and Level 3 during the period when foreign equity securities were fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-003-1000

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 96.9%

United States — 96.9%
Invesco DB Precious Metals Fund	206,897	$7,742,086
iShares 1-3 Year Treasury Bond ETF, Cl 3	79,175	6,637,240
iShares 20+ Year Treasury Bond ETF	51,209	6,245,962
iShares 3-7 Year Treasury Bond ETF, Cl 7	55,042	6,716,775
iShares 7-10 Year Treasury Bond ETF	143,980	15,100,622
iShares Global Healthcare ETF	105,310	6,265,945
iShares Global Utilities ETF	128,546	6,631,688
iShares MBS ETF	63,885	6,739,229
iShares Residential Real Estate ETF	98,410	6,802,099
Vanguard Long-Term Bond ETF	71,245	6,350,779
Vanguard Short-Term Bond ETF	84,397	6,672,427
Vanguard Short-Term Corporate Bond ETF	84,819	6,699,005
Vanguard Total Bond Market ETF	84,298	6,751,427
Vanguard Total International Bond ETF	120,035	6,576,718
WisdomTree Managed Futures Strategy Fund	164,717	6,307,014

Total Exchange Traded Funds
(Cost $106,828,282)		108,239,016

Total Investments - 96.9%
(Cost $106,828,282)		$108,239,016
Other Assets and Liabilities - 3.1%		3,495,839
Net Assets - 100.0%		$111,734,855

Percentages based on Net Assets.

Transactions with affiliated companies during the period ended January 31, 2019 are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/18	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 1/31/19	Income
Cambria Emerging Shareholder Yield ETF
$12,126,658	$1,057,109	$(12,492,777)	$(1,463,575)	$772,585	$-	$87,897
Cambria Foreign Shareholder Yield ETF
6,019,500	847,565	(6,405,286)	(816,082)	354,303	-	111,285
Cambria Global Value ETF
11,622,581	1,012,082	(11,847,345)	(1,004,243)	216,925	-	59,478
Cambria Shareholder Yield ETF
4,581,748	1,774,130	(6,109,277)	(20,004)	(226,597)	-	69,745
Cambria Value & Momentum ETF
-	6,911,017	(5,973,035)	-	(937,982)	-	29,203
$34,350,487	$11,601,903	$(42,827,720)	$(3,303,904)	$179,234	$-	$357,608

ETF —  Exchanged Traded Fund

As of January 31, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-004-0900

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.2%

United States — 99.2%
Alpha Architect Value Momentum Trend ETF	49,865	$1,252,280
Cambria Emerging Shareholder Yield ETF‡	181,535	5,493,249
Cambria Foreign Shareholder Yield ETF‡	123,932	2,885,137
Cambria Global Value ETF‡	151,055	3,499,944
Cambria Shareholder Yield ETF‡	103,414	3,676,812
Cambria Sovereign Bond ETF‡	196,591	5,043,542
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	271,496	4,390,090
iShares Edge MSCI USA Momentum Factor ETF	24,577	2,622,366
iShares Short Treasury Bond ETF	10,857	1,200,459
Schwab U.S. REIT ETF	46,058	1,974,046
Schwab US TIPs ETF	33,792	1,826,796
SPDR FTSE International Government Inflation-Protected Bond ETF	34,467	1,872,937
VanEck Vectors Emerging Markets High Yield Bond ETF	107,154	2,492,402
VanEck Vectors International High Yield Bond ETF	51,107	1,233,212
Vanguard FTSE Developed Markets ETF	32,046	1,277,674
Vanguard Global ex-U.S. Real Estate ETF	33,168	1,902,848
Vanguard Intermediate-Term Corporate Bond ETF	21,749	1,852,145
Vanguard Intermediate-Term Treasury ETF	37,991	2,421,926
Vanguard Long-Term Treasury ETF	32,154	2,413,801
Vanguard Mid-Capital ETF	8,752	1,335,993
Vanguard Short-Term Corporate Bond ETF	15,382	1,214,870
Vanguard Total Bond Market ETF	60,603	4,853,694
Vanguard Total International Bond ETF	54,100	2,964,139
Vanguard Total Stock Market ETF	18,973	2,628,330

Total Exchange Traded Funds
(Cost $64,282,381)		62,328,692

Total Investments - 99.2%
(Cost $64,282,381)		$62,328,692
Other Assets and Liabilities - 0.8%		522,732
Net Assets - 100.0%		$62,851,424

Percentages based on Net Assets.

Cambria Investment Management

Schedule of Investments ● Cambria Global Asset Allocation ETF ● January 31, 2019 (unaudited)

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor. Transactions with affiliated companies during the period ended January 31, 2019, are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/18	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 1/31/19	Income
Cambria Emerging Shareholder Yield ETF
$6,201,182	$872,325	$(534,484)	$(1,127,926)	$82,152	$5,493,249	$190,172
Cambria Foreign Shareholder Yield ETF
3,089,111	489,118	(308,153)	(398,575)	13,636	2,885,137	134,400
Cambria Global Value ETF
3,746,095	505,925	(337,965)	(455,746)	41,635	3,499,944	89,196
Cambria Shareholder Yield ETF
3,633,898	609,770	(356,782)	(257,288)	47,214	3,676,812	70,406
Cambria Sovereign Bond ETF
5,549,473	399,392	(465,181)	(419,267)	(20,875)	5,043,542	175,271
$22,219,759	$2,876,530	$(2,002,565)	$(2,658,802)	$163,762	$20,598,684	$659,445

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS— Treasury Inflation Protected Security

As of January 31, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-005-1000

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

COMMON STOCK — 89.5%
Communication Services — 1.1%
Liberty TripAdvisor Holdings, Cl A*	13,989	$233,057

Communications Services — 0.7%
Gannett	14,806	164,199

Consumer Discretionary — 23.6%
Aaron's	4,140	207,248
Abercrombie & Fitch, Cl A	11,364	246,258
Brinker International	3,711	150,370
Caleres	4,781	142,665
Carvana, Cl A*	2,870	106,621
Cooper Tire & Rubber	4,404	155,021
Crocs*	24,001	689,308
Deckers Outdoor*	2,014	258,698
Dick's Sporting Goods	4,822	170,265
DSW, Cl A	5,045	137,476
Express*	15,588	82,616
Foot Locker	4,264	238,315
Fossil Group*	14,222	241,205
Genesco*	3,628	163,913
Guess?	13,066	254,917
Kohl's	2,782	191,096
Macy's	6,040	158,852
Movado Group	8,047	257,102
Robert Half International	2,476	159,529
RTW RetailWinds*	45,199	140,117
Sally Beauty Holdings*	8,124	139,895
Shoe Carnival	6,887	253,992
Signet Jewelers	2,630	64,067
Tailored Brands	6,847	86,478
Target	1,969	143,737
Turtle Beach*	9,201	137,003
Vitamin Shoppe*	16,706	77,182
Williams-Sonoma	2,631	143,205
		5,197,151
Consumer Staples — 1.3%
Universal	2,408	138,942
Walgreens Boots Alliance	1,994	144,086
		283,028
Energy — 8.5%
Arch Coal	1,901	167,535

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

ConocoPhillips	2,313	$156,567
CONSOL Energy*	4,385	155,799
HollyFrontier	4,182	235,614
Magnolia Oil & Gas*	11,517	138,665
Marathon Petroleum	3,905	258,745
Renewable Energy Group*	12,744	368,302
W&T Offshore*	41,846	210,904
Warrior Met Coal	6,080	174,678
		1,866,809
Financials — 27.0%
Aflac	3,197	152,497
American Equity Investment Life Holding	9,359	293,124
Ares Capital	9,157	149,259
Assured Guaranty	3,746	151,938
B. Riley Financial	13,405	204,426
Cannae Holdings*	9,392	181,641
Cincinnati Financial	1,830	148,450
eHealth*	3,769	230,512
Employers Holdings	3,412	144,566
FedNat Holding	9,879	178,909
First BanCorp	19,024	202,606
Genworth Financial, Cl A*	51,860	251,002
Green Dot, Cl A*	5,298	392,158
Hanover Insurance Group	1,276	145,515
Kemper	2,921	219,601
Mercury General	2,683	138,711
National General Holdings	5,785	139,708
Navigators Group	2,492	173,942
Northwest Bancshares	8,820	155,585
OFG Bancorp	15,996	310,002
Old Republic International	14,720	296,608
On Deck Capital*	31,240	234,925
Popular	3,340	182,397
Progressive	7,640	514,095
Selective Insurance Group	2,328	141,822
Universal Insurance Holdings	5,620	211,986
Waddell & Reed Financial, Cl A	7,983	136,669
World Acceptance*	2,518	261,091
		5,943,745
Health Care — 7.5%
Anthem	826	250,278
Centene*	2,425	316,632
Cigna	450	89,915
HCA Healthcare	1,245	173,590

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Humana	946	$292,305
Mallinckrodt PLC*	5,885	128,646
Premier, Cl A*	3,812	151,679
WellCare Health Plans*	863	238,602
		1,641,647
Industrials — 8.3%
ArcBest	6,920	260,330
Boeing	885	341,274
Delta Air Lines	2,723	134,598
FTI Consulting*	3,700	252,784
Greenbrier	2,868	121,632
Heidrick & Struggles International	6,312	208,612
NOW*	12,980	175,619
Steelcase, Cl A	9,438	155,727
United Continental Holdings*	1,951	170,264
		1,820,840
Information Technology — 7.5%
Cohu	3,480	61,039
Comtech Telecommunications	10,686	266,829
Electro Scientific Industries*	9,682	290,461
Fabrinet*	2,747	156,139
HP	11,466	252,596
Insight Enterprises*	3,173	145,704
KEMET	12,640	223,981
Nanometrics*	4,730	144,691
Unisys*	8,479	110,905
		1,652,345
Materials — 2.0%
Resolute Forest Products*	20,724	161,647
Verso*	10,938	269,841
		431,488
Telecommunication Services — 2.0%
CenturyLink	8,964	137,328
Gray Television*	8,868	148,184
Telephone & Data Systems	4,228	153,139
		438,651

Total Common Stock
(Cost $19,887,611)		19,672,960

Total Investments - 89.5%
(Cost $19,887,611)		$19,672,960
Other Assets and Liabilities - 10.5%		2,305,050
Net Assets - 100.0%		$21,978,010

Cambria Investment Management

Schedule of Investments ● Cambria Value and Momentum ETF ● January 31, 2019 (unaudited)

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company
S&P — Standard & Poor's

The open futures contracts held by the Fund January 31, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	(154)	Sep-2019	$(19,532,751)	$(20,824,650)	$(1,291,899)

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-006-0700

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2019 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 83.9%
Argentina — 3.1%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	5,576,820	$121,271
16.000%, 10/17/23	ARS	5,529,360	127,007
15.500%, 10/17/26	ARS	5,297,445	113,436
Argentine Republic Government International Bond
4.625%, 01/11/23	USD	277,000	237,528
			599,242
Australia — 3.9%
Queensland Treasury
5.750%, 07/22/24	AUD	435,000	372,053
4.750%, 07/21/25 (A)	AUD	465,000	385,177
			757,230
Brazil — 7.7%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	5,250,000	1,464,651

Chile — 2.5%
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/24	CLP	150,000,000	250,160
4.500%, 03/01/26	CLP	150,000,000	238,175
			488,335
Colombia — 4.2%
Colombian TES
11.000%, 07/24/20	COP	741,000,000	258,631
7.500%, 08/26/26	COP	812,500,000	278,157
7.000%, 05/04/22	COP	819,000,000	275,204
			811,992
Croatia — 3.9%
Croatia Government International Bond
6.000%, 01/26/24		340,000	374,005
5.500%, 04/04/23		350,000	373,625
			747,630
Greece — 4.5%
Hellenic Republic Government Bond
3.000%, 0.365%, 02/24/2020,	EUR	747,795	862,221
02/24/2024 (B)

Hungary — 4.7%
Hungary Government Bond
6.000%, 11/24/23	HUF	99,450,000	431,420
5.500%, 06/24/25	HUF	101,550,000	435,305
3.000%, 06/26/24	HUF	11,420,000	43,301
			910,026

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2019 (unaudited)

Description		Face Amount(1)	Value
Indonesia — 3.3%
Indonesia Treasury Bond
8.375%, 03/15/24	IDR	4,476,000,000	$325,149
7.000%, 05/15/27	IDR	4,800,000,000	318,282
			643,431
Malaysia — 3.6%
Malaysia Government Bond
4.498%, 04/15/30	MYR	1,563,000	390,041
4.392%, 04/15/26	MYR	110,000	27,492
4.181%, 07/15/24	MYR	1,010,000	249,504
Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	110,000	26,822
			693,859
Mexico — 4.5%
Mexican Bonos
10.000%, 12/05/24	MXN	5,123,200	289,100
8.500%, 05/31/29	MXN	6,363,700	332,301
Mexican Bonos
7.500%, 06/03/27	MXN	4,925,000	243,020
			864,421
New Zealand — 2.7%
New Zealand Government Bond
4.500%, 04/15/27	NZD	645,000	526,876

Philippines — 2.7%
Philippine Government Bond
8.000%, 07/19/31	PHP	23,858,684	519,021

Poland — 5.3%
Poland Government Bond
5.750%, 04/25/29	PLN	2,130,000	724,488
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	495,000	139,779
2.500%, 07/25/26	PLN	540,000	144,160
			1,008,427
Portugal — 4.3%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR	391,365	545,862
3.875%, 02/15/30 (A)	EUR	195,330	271,451
			817,313
Romania — 4.2%
Romania Government Bond
5.850%, 04/26/23	RON	1,050,000	265,630
5.800%, 07/26/27	RON	1,050,000	270,281
4.750%, 02/24/25	RON	1,125,000	272,150
			808,061

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2019 (unaudited)

Description		Face Amount(1)	Value

Russia — 4.2%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	19,185,000	$293,158
7.000%, 01/25/23	RUB	15,120,000	224,990
Russian Federal Bond - OFZ
7.600%, 07/20/22	RUB	18,690,000	284,510
			802,658
South Africa — 4.8%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR	3,183,195	219,916
8.000%, 01/31/30	ZAR	6,838,005	476,774
7.000%, 02/28/31	ZAR	3,570,780	226,435
			923,125
Thailand — 3.9%
Thailand Government Bond
3.625%, 06/16/23	THB	22,143,000	755,328

Turkey — 5.9%
Turkey Government Bond
10.700%, 02/17/21	TRY	2,385,000	411,991
8.500%, 09/14/22	TRY	3,315,000	525,803
Turkey Government International Bond
4.250%, 04/14/26		200,000	176,181
			1,113,975
Total Sovereign Debt
(Cost $17,409,482)			16,117,822

U.S. TREASURY OBLIGATION — 12.5%

U.S. Treasury Notes
2.250%, 02/15/27		2,465,300	2,405,786

Total U.S. Treasury Obligation
(Cost $2,319,751)			2,405,786

Total Investments - 96.4%
(Cost $19,729,233)			$18,523,608
Other Assets and Liabilities - 3.6%			698,617
Net Assets - 100.0%			$19,222,225

Percentages based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.

Cambria Investment Management

Schedule of Investments ● Cambria Sovereign Bond ETF ● January 31, 2019 (unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2019 was $1,202,490 and represents 6.3% of Net Assets.

(B)	Step Bond – Represents the current rate, the step rate, the step date and the final maturity date.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
COP — Colombian Peso
EUR — Euro
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY — Turkish Lira
ZAR — South African Rand

As of January 31, 2019, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-007-0600

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.5%
Brazil — 3.2%
Cia de Saneamento de Minas Gerais-COPASA	16,800	$274,580
SLC Agricola	24,000	291,511
		566,091
China — 0.9%
China Petroleum & Chemical ADR	2,004	167,234

Colombia — 2.0%
Banco de Bogota	7,980	152,918
Ecopetrol	209,808	198,659
		351,577
Czech Republic — 1.1%
O2 Czech Republic	17,652	190,997

Greece — 5.3%
Aegean Airlines	19,692	171,299
Hellenic Petroleum	21,888	191,906
JUMBO	5,976	97,677
Motor Oil Hellas Corinth Refineries	10,032	249,746
Mytilineos Holdings	26,520	249,516
		960,144
Hong Kong — 14.9%
Anhui Conch Cement, Cl H	48,000	259,356
Asia Cement China Holdings	276,000	199,074
China Lilang	240,000	211,950
China Merchants Bank, Cl H	24,000	104,598
China Telecom, Cl H	576,000	311,226
CNOOC	144,000	240,760
Greatview Aseptic Packaging	300,000	190,388
Greenland Hong Kong Holdings	516,000	149,924
Industrial & Commercial Bank of China, Cl H	252,000	194,609
Lenovo Group	144,000	104,598
Sinopec Engineering Group, Cl H	252,000	247,274
Sinopec Shanghai Petrochemical ADR	3,036	145,242
Sinotruk Hong Kong	120,000	220,819
Zijin Mining Group, Cl H	240,000	89,306
		2,669,124
Hungary — 2.1%
Magyar Telekom Telecommunications	59,088	99,756

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
MOL Hungarian Oil & Gas	22,680	$271,317
		371,073
Indonesia — 1.3%
Gudang Garam	39,600	237,076

Mexico — 2.1%
Nemak (A)	352,800	276,561
Rassini, Cl A	59,400	103,441
		380,002
Russia — 11.3%
Alrosa PJSC	146,400	220,731
Center for Cargo Container Traffic TransContainer PJSC	4,845	344,642
Gazprom Neft PJSC	44,640	233,546
Gazprom PJSC	84,600	210,717
LUKOIL PJSC	3,432	276,812
Novolipetsk Steel PJSC	91,680	213,205
Severstal PJSC	17,040	260,279
Tatneft PJSC	22,320	275,509
		2,035,441
South Africa — 9.7%
African Rainbow Minerals	30,384	339,330
Assore	11,064	286,715
BHP Group	10,824	241,129
Kumba Iron Ore	11,856	302,698
Nedbank Group	14,820	319,300
Reunert	31,512	167,494
Truworths International	15,324	92,542
		1,749,208
South Korea — 14.0%
Cheil Worldwide	10,786	227,808
Daeduck Electronics	10,920	100,598
Grand Korea Leisure	12,444	287,991
Hanmi Semiconductor	28,788	206,469
Huchems Fine Chemical	12,516	259,285
KT&G *	2,904	258,650
LG Uplus	17,880	242,653
SFA Engineering	7,224	265,872
SK Innovation	1,524	258,189
S-Oil	1,776	166,802
Woori Bank (B)(C)(D)	18,420	245,015
		2,519,332
Taiwan — 22.8%
Actron Technology	60,000	213,857

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2018 (unaudited)

Description	Shares	Value
Asustek Computer	12,000	$92,183
Aten International	60,000	182,413
Chang Wah Electromaterials	36,000	153,508
Chong Hong Construction	108,000	297,056
Chunghwa Telecom ADR	5,088	178,589
CyberPower Systems	36,000	92,456
Formosa Chemicals & Fibre	72,000	249,597
Formosa Petrochemical	60,000	209,951
GEM Services	48,000	106,245
ITEQ	144,000	285,923
Micro-Star International	48,000	115,776
Nan Ya Plastics	96,000	238,426
Novatek Microelectronics	60,000	308,578
Pixart Imaging	72,000	213,739
Powertech Technology	60,000	138,079
Simplo Technology	24,000	173,429
Sitronix Technology	48,000	171,867
Thinking Electronic Industrial	60,000	153,313
Tong Hsing Electronic Industries	36,000	129,486
Wistron NeWeb	36,000	88,355
Zhen Ding Technology Holding	120,000	308,578
		4,101,404
Thailand — 4.2%
Bangkok Bank	14,400	99,096
Electricity Generating	26,400	221,391
Siam Commercial Bank	61,200	260,529
Thai Oil	75,600	174,224
		755,240
Turkey — 4.6%
Enka Insaat ve Sanayi	322,752	308,594
Iskenderun Demir ve Celik	118,128	154,558
Tekfen Holding	77,340	369,137
		832,289

Total Common Stock
(Cost $17,783,449)		17,886,232

Total Investments - 99.5%
(Cost $17,783,449)		$17,886,232
Other Assets and Liabilities - 0.5%		86,403
Net Assets - 100.0%		$17,972,635

Percentages based on Net Assets.

*	Non-income producing security.

Cambria Investment Management

Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2018 (unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at January 31, 2019 was $276,561 and represents 1.5% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of January 31, 2019 was $245,015 and represented 1.4% of Net Assets.
(D)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2019 was $245,015 and represented 1.4% of the Net Assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a list of the inputs used as of January 31, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$566,091	$—	$—	$566,091
China	167,234	—	—	167,234
Colombia	351,577	—	—	351,577
Czech Republic	190,997	—	—	190,997
Greece	960,144	—	—	960,144
Hong Kong	2,669,124	—	—	2,669,124
Hungary	371,073	—	—	371,073
Indonesia	237,076	—	—	237,076
Mexico	380,002	—	—	380,002
Russia	2,035,441	—	—	2,035,441
South Africa	1,749,208	—	—	1,749,208
South Korea	2,274,317	—	245,015	2,519,332
Taiwan	4,101,404	—	—	4,101,404
Thailand	755,240	—	—	755,240
Turkey	832,289	—	—	832,289
Total Common Stock	17,641,217	—	245,015	17,886,232
Total Investments in Securities	$17,641,217	$–	$245,015	$17,886,232

^	Included in Level 3 is one security with total value of $245,015. The following is a reconciliation of Level 3 investments in which significant unobservable inputs were used in determining fair value:

Investments in
Common Stock
Ending Balance as of April 30, 2018	$-
Transfers out of Level 3	-
Transfers into Level 3	245,015
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Ending Balance as of January 31, 2019	$245,015

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-008-0600

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● January 31, 2019 (unaudited)

Description	Face Amount	Value

U.S. TREASURY OBLIGATION — 87.1%

U.S. Treasury Notes
2.250%, 02/15/27	$23,245,800	$22,684,632

Total U.S. Treasury Obligations
(Cost $22,308,722)		22,684,632

Total Investments - 87.1%
(Cost $22,308,722)		$22,684,632
Other Assets and Liabilities - 12.9%		3,354,434
Net Assets - 100.0%		$26,039,066

Description	Contracts	Value

Purchased Options— 6.6%(A)
Total Purchased Options
(Cost $2,782,647)	236	1,710,675

Percentages based on Net Assets.

(A)	Refer to table below for details on Options Contracts.

Cambria Investment Management

Schedule of Investments ● Cambria Tail Risk ETF ● January 31, 2019 (unaudited)

A list of the exchange traded option contracts held by the Fund at January 31, 2019, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTIONS - 6.57%
Put Options
SPX, Expires 12/23/2019, Strike Price $2,400	29	$7,841,890	$208,655
SPX, Expires 12/23/2019, Strike Price $2,500	31	8,382,710	288,145
SPX, Expires 03/18/2019, Strike Price $2,450	3	811,230	2,385
SPX, Expires 03/18/2019, Strike Price $2,500	5	1,352,050	5,575
SPX, Expires 06/24/2019, Strike Price $2,400	5	1,352,050	15,575
SPX, Expires 06/24/2019, Strike Price $2,450	25	6,760,250	94,125
SPX, Expires 06/24/2019, Strike Price $2,475	6	1,622,460	24,840
SPX, Expires 06/24/2019, Strike Price $2,500	8	2,163,280	36,440
SPX, Expires 06/24/2019, Strike Price $2,525	36	9,734,760	180,180
SPX, Expires 06/24/2019, Strike Price $2,550	31	8,382,710	170,965
SPX, Expires 12/23/2019, Strike Price $2,550	27	7,301,070	284,985
SPX, Expires 12/23/2019, Strike Price $2,625	9	2,433,690	114,570
SPX, Expires 12/23/2019, Strike Price $2,650	21	5,678,610	284,235
Total Purchased Options			1,710,675

The following is a list of the inputs used as of January 31, 2019 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$22,684,632	$—	$22,684,632
Total Investments in Securities	$—	$22,684,632	$—	$22,684,632

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$1,710,675	$—	$—	$1,710,675
Total Other Financial Instruments	$1,710,675	$—	$—	$1,710,675

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-011-0400

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
COMMON STOCK — 94.7%
Consumer Discretionary — 8.9%
Dollar General	14,614	$1,686,894
Genuine Parts	15,790	1,576,158
McDonald's	9,619	1,719,685
Starbucks	29,271	1,994,526
		6,977,263
Consumer Staples — 13.9%
Altria Group	26,857	1,325,393
Diageo ADR	11,185	1,707,390
Kimberly-Clark	13,567	1,511,093
PepsiCo	14,004	1,577,831
Procter & Gamble	18,834	1,816,916
Sysco	21,934	1,400,486
Walmart	16,357	1,567,491
		10,906,600
Energy — 5.6%
Chevron	13,244	1,518,425
Exxon Mobil	19,648	1,439,805
Occidental Petroleum	21,294	1,422,013
		4,380,243
Financials — 15.1%
Aflac	33,750	1,609,875
CME Group, Cl A	9,009	1,642,161
Eaton Vance	35,233	1,357,175
FactSet Research Systems	6,879	1,503,956
JPMorgan Chase	13,758	1,423,953
Morgan Stanley	34,014	1,438,792
US Bancorp	29,114	1,489,472
Wells Fargo	28,604	1,399,022
		11,864,406
Health Care — 14.7%
Abbott Laboratories	23,438	1,710,505
Amgen	7,844	1,467,691
Anthem	5,933	1,797,699
Eli Lilly	14,879	1,783,397
Johnson & Johnson	11,677	1,553,975
Merck	22,856	1,701,172
UnitedHealth Group	5,851	1,580,940
		11,595,379
Industrials — 13.4%
3M	7,458	1,493,837
Emerson Electric	22,463	1,470,653

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● January 31, 2019 (unaudited)

Description	Shares	Value
Harris	10,082	$1,544,361
Lockheed Martin	4,946	1,432,806
Norfolk Southern	9,035	1,515,531
United Technologies	12,398	1,463,832
Waste Management	17,242	1,649,542
		10,570,562
Information Technology — 14.9%
Accenture, Cl A	9,316	1,430,472
Apple	7,873	1,310,382
Broadridge Financial Solutions	13,064	1,317,243
Cisco Systems	33,022	1,561,610
Microsoft	13,990	1,460,976
Oracle	32,336	1,624,237
Paychex	21,495	1,521,846
Texas Instruments	14,719	1,481,909
		11,708,675
Materials — 2.0%
Air Products & Chemicals	9,431	1,550,362

Telecommunication Services — 1.9%
AT&T	49,296	1,481,838

Utilities — 4.3%
NextEra Energy	9,179	1,642,857
Southern	35,523	1,726,418
		3,369,275

Total Common Stock
(Cost $67,449,855)		74,404,603

Total Investments - 94.7%
(Cost $67,449,855)		$74,404,603
Other Assets and Liabilities - 3.2%		4,203,143
Net Assets - 97.8%		$78,607,746

Description	Contracts	Value

Purchased Options— 2.2%(A)
Total Purchased Option
(Cost $2,194,209)	375	1,696,875

Written Options— (2.0)%(A)
Total Written Options
(Cost $(692,755))	(200)	(1,565,000)

Cambria Investment Management

Schedule of Investments ● Cambria Core Equity ETF ● January 31, 2019 (unaudited)

Percentages based on Net Assets.

(A)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class

A list of the exchange traded option contracts held by the Fund at January 31, 2019, is as follows:

	Contracts	Notional Amount	Value

PURCHASED OPTION - 2.16%
Put Options
SPX, Expires 04/21/2019, Strike Price $2,620	375	$101,403,750	$1,696,875
Total Purchased Options			1,696,875

WRITTEN OPTIONS - (1.99)%
Call Options
SPX, Expires 03/18/2019, Strike Price $2,600	(100)	(27,041,000)	(1,271,500)
SPX, Expires 03/18/2019, Strike Price $2,750	(100)	(27,041,000)	(293,500)
Total Written Options			(1,565,000)

As of January 31, 2019, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-010-0400

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF ● January 31, 2019 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 97.3%
United States — 97.3%
Alpha Architect Value Momentum Trend ETF	16,226	$407,490
Cambria Emerging Shareholder Yield ETF‡	30,153	912,430
Cambria Foreign Shareholder Yield ETF‡	37,563	874,467
Cambria Global Momentum ETF‡	297,616	7,379,388
Cambria Global Value ETF‡	40,280	933,288
Cambria Shareholder Yield ETF‡	23,180	824,149
Cambria Sovereign Bond ETF‡	57,304	1,470,133
Cambria Value and Momentum ETF‡	72,029	1,573,120
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	52,098	842,425
JPMorgan Managed Futures ETF	38,342	892,602
Schwab US TIPs ETF	8,569	463,240
SPDR FTSE International Government Inflation-Protected Bond ETF	8,968	487,321
Vanguard Global ex-U.S. Real Estate ETF	8,246	473,073
Vanguard Intermediate-Term Treasury ETF	29,754	1,896,817
Vanguard Real Estate ETF	5,548	462,759
Vanguard Total Bond Market ETF	17,651	1,413,669
WisdomTree Managed Futures Strategy Fund	23,009	881,015

Total Exchange Traded Funds
(Cost $22,624,378)		22,187,386

Total Investments - 97.3%
(Cost $22,624,378)		$22,187,386
Other Assets and Liabilities - 2.7%		606,914
Net Assets - 100.0%		$22,794,300

Cambria Investment Management

Schedule of Investments ● Cambria Trinity ETF ● January 31, 2019 (unaudited)

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.

Transactions with affiliated companies during the period ended January 31, 2019 are as follows:

			Change in
Value of			Unrealized		Value of
Shares Held	Purchases	Proceeds	Appreciation	Realized	Shares Held	Dividend
as of 04/30/18	at Cost	from Sales	(Depreciation)	Gain (Loss)	as of 1/31/19	Income
Cambria Emerging Shareholder Yield ETF
$-	$909,978	$-	$2,452	$-	$912,430	$6,866
Cambria Foreign Shareholder Yield ETF
-	897,916	-	(23,449)	-	874,467	15,802
Cambria Global Momentum ETF
-	7,661,380	-	(281,992)	-	7,379,388	61,474
Cambria Global Value ETF
-	920,991	-	12,297	-	933,288	6,673
Cambria Share Holder Yeild ETF
-	862,581	-	(38,432)	-	824,149	4,728
Cambria Share Sovereign High Yeild ETF
-	1,405,131	-	65,002	-	1,470,133	22,005
Cambria Value & Momentum ETF
-	1,721,232	-	(148,112)	-	1,573,120	4,804
$-	$14,379,209	$-	$(412,234)	$-	$13,966,975	$122,352

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Securities

As of January 31, 2019, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-011-0400

Item 2.      Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Mebane Faber
Mebane Faber, President

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mebane Faber
Mebane Faber, President

Date: March 29, 2019

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: March 29, 2019